Allowance for Credit Losses - Aging of Past-Due Receivables (Details) - Notes Receivable [Member] - USD ($) $ in Millions		Jun. 30, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due		$ 3.9	$ 3.1
Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due		0.1	0.1
Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due		0.0	0.0
Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	[1]	$ 3.8	$ 3.0

[1]	Past due notes receivable balances greater than 89 days are fully reserved.